Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	March 2017
Distribution Date	04/17/17
Transaction Month	38
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:		$1,148,453,622.72

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%		February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%		January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%		July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%		August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%		August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%		August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%		July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$11,779,406.16	0.0338489	$-	-	$11,779,406.16
Class A-4 Notes	$115,890,000.00	1.0000000	$112,826,889.72	0.9735688	$3,063,110.28
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$204,619,406.16	0.1795159	$189,776,889.72	0.1664943	$14,842,516.44

Weighted Avg. Coupon (WAC)	3.29%		3.31%
Weighted Avg. Remaining Maturity (WARM)	24.99		24.05
Pool Receivables Balance	$228,119,662.87		$212,738,551.68
Remaining Number of Receivables	29,975		29,234

Adjusted Pool Balance	$221,846,210.50		$207,003,694.06

III. COLLECTIONS

Principal:
Principal Collections	$14,963,928.79
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$420,995.58
Total Principal Collections	$15,384,924.37

Interest:
Interest Collections	$605,216.39
Late Fees & Other Charges	$34,050.26
Interest on Repurchase Principal	$-
Total Interest Collections	$639,266.65

Collection Account Interest	$4,237.04
Reserve Account Interest	$878.83
Servicer Advances	$-

Total Collections	$16,029,306.89

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	March 2017
Distribution Date	04/17/17
Transaction Month	38
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$16,029,306.89
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$16,029,306.89

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$190,099.72	$-	$190,099.72	$190,099.72
Collection Account Interest					$4,237.04
Late Fees & Other Charges					$34,050.26
Total due to Servicer					$228,387.02

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$7,754.78		$7,754.78
Class A-4 Notes		$127,479.00		$127,479.00

Total Class A interest:		$135,233.78		$135,233.78	$135,233.78

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

Available Funds Remaining:					$15,530,409.09

9. Regular Principal Distribution Amount:					$14,842,516.44

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$11,779,406.16
Class A-4 Notes				$3,063,110.28
Class A Notes Total:		$14,842,516.44		$14,842,516.44
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$14,842,516.44		$14,842,516.44

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					687,892.65

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$6,273,452.37
Beginning Period Amount	$6,273,452.37
Current Period Amortization	$538,594.75
Ending Period Required Amount	$5,734,857.62
Ending Period Amount	$5,734,857.62
Next Distribution Date Required Amount	$5,222,095.01

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	March 2017
Distribution Date	04/17/17
Transaction Month	38
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	7.77%	8.32%	8.32%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.72%	28,860	97.91%	$208,298,569.37
30 - 60 Days	1.05%	307	1.71%	$3,644,365.58
61 - 90 Days	0.19%	56	0.31%	$649,525.25
91-120 Days	0.04%	11	0.07%	$146,091.48
121 + Days	0.00%	0	0.00%	$-
Total		29,234		$212,738,551.68

Delinquent Receivables 30+ Days Past Due
Current Period	1.28%	374	2.09%	$4,439,982.31
1st Preceding Collection Period	1.35%	406	2.15%	$4,902,563.75
2nd Preceding Collection Period	1.73%	529	2.73%	$6,623,970.30
3rd Preceding Collection Period	1.79%	562	2.81%	$7,267,135.74
Four-Month Average	1.54%		2.44%

Repossession in Current Period		22		$207,937.96
Repossession Inventory		68		$206,348.22

Current Charge-Offs
Gross Principal of Charge-Offs				$417,182.40
Recoveries				$(420,995.58)
Net Loss				$(3,813.18)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.02%

Average Pool Balance for Current Period				$220,429,107.28

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.02%
1st Preceding Collection Period				0.99%
2nd Preceding Collection Period				0.99%
3rd Preceding Collection Period				0.64%
Four-Month Average				0.65%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	38	1,976	$29,983,689.50
Recoveries	57	1,766	$(16,937,721.69)
Net Loss			$13,045,967.81
Cumulative Net Loss as a % of Initial Pool Balance			1.09%

Net Loss for Receivables that have experienced a Net Loss *	22	1,640	$13,102,235.56
Average Net Loss for Receivables that have experienced a Net Loss			$7,989.17

Principal Balance of Extensions			$772,371.25
Number of Extensions			62

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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